Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 1,383	$ 204,049	$ 350,301
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 16)	64	(646)	(44)
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	448	170	(429)
Equity-accounted investees - share of other comprehensive income (Note 25)	483	1,224	1,610
Other comprehensive income, net of tax	995	748	1,136
Total comprehensive income for the period	2,378	204,797	351,437
Attributable to:
Owners of the company	$ 2,378	$ 204,797	$ 351,437